Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2013
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Central Index Key	dei_EntityCentralIndexKey	0000052136
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 18, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 18, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	asgmanafutstg_SupplementTextBlock

ASG MANAGED FUTURES STRATEGY FUND

Supplement dated February 18, 2014 to the ASG Managed Futures Strategy Fund Summary Prospectus and Prospectus, each dated May 1, 2013, as each may be revised and supplemented from time to time.

Effective March 1, 2014, the Newedge Trend Index will replace the FTSE StableRisk Trend Composite Index as the ASG Managed Futures Strategy Fund's primary benchmark.

Effective March 1, 2014, the "Average Annual Total Returns" chart in the Fund's Summary Prospectus is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Life of Fund (07/30/10)
ASG Managed Futures Strategy Fund
Class A – Return Before Taxes	-16.20%	-1.97%
Return After Taxes on Distributions	-16.46%	-3.29%
Return After Taxes on Distributions & Sale of Fund Shares	-10.52%	-2.32%
Class C – Return Before Taxes	-12.62%	-0.31%
Class Y – Return Before Taxes	-10.90%	0.66%
Newedge Trend Index[1]	-3.52%	1.01%
FTSE StableRisk Trend Composite Index	-30.03%	-5.88%

[1] Effective March 1, 2014, the Newedge Trend Index replaced the FTSE StableRisk Trend Composite Index as the Fund's primary benchmark because the FTSE StableRisk Trend Composite Index will be discontinued effective March 31, 2014.

| (ASG Managed Futures Strategy Fund)
Risk/Return:	rr_RiskReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 1, 2014, the Newedge trend Index replaced the FTSE StableRisk trend Composite Index as the Fund's primary benchmark because the FTSE StableRisk trend Composite Index will be discontinued effective March 31, 2014.
| (ASG Managed Futures Strategy Fund) | Newedge Trend Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.52%)	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	1.01%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
| (ASG Managed Futures Strategy Fund) | FTSE StableRisk Trend Composite Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(30.03%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
| (ASG Managed Futures Strategy Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(16.20%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
| (ASG Managed Futures Strategy Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(16.46%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
| (ASG Managed Futures Strategy Fund) | Class A | Return After Taxes on Distributions & Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(10.52%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
| (ASG Managed Futures Strategy Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(12.62%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
| (ASG Managed Futures Strategy Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(10.90%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
[1]	Effective March 1, 2014, the Newedge Trend Index replaced the FTSE StableRisk Trend Composite Index as the Fund's primary benchmark because the FTSE StableRisk Trend Composite Index will be discontinued effective March 31, 2014.